Impact On Basic And Diluted Earnings ( Loss) Per Ordinary Share By Tax Holiday (Detail) (USD $)	12 Months Ended
Dec. 31, 2010
Basic
Income Tax Holiday [Line Items]
Impact on (loss) earnings per ordinary share	$ 0.35
Diluted
Income Tax Holiday [Line Items]
Impact on (loss) earnings per ordinary share	$ 0.33